Direct: 414-287-9603

lbautista@gklaw.com

February 27, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc. - Post-Effective Amendment No. 106 to Registration Statement on Form N-1A (Reg. Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of BMO Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Bautista

Laura A. Bautista

cc:	Working Group